Short-Term Bank Loan (Details)	1 Months Ended		12 Months Ended
	Mar. 22, 2023 USD ($)	Mar. 22, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Mar. 16, 2022 CNY (¥)
Short-Term Bank Loan [Line Items]
Short term loan							$ 422,400	¥ 3,000,000	¥ 3,000,000
Percentage of liability to asset ratio			70.00%			70.00%			70.00%
Repayment of loan			$ 423,600
Amount of loan interest rate			$ 422,400			¥ 3,000,000
One-year loan prime rate [Member]
Short-Term Bank Loan [Line Items]
Interest rate							0.05%	0.05%	0.05%
Loan from Bank of China [Member]
Short-Term Bank Loan [Line Items]
Repayment of loan	$ 435,000	¥ 3,000,000
Percentage of floating interest rate			0.15%
Interest expense			$ 21,800	$ 13,142